Prepayments	12 Months Ended
Dec. 31, 2025
Prepayments.
Prepayments

22Prepayments

	2025	2024
Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	617	462
Blanket Mine third party suppliers - USD	3,432	1,689
Blanket Mine third party suppliers - ZiG	9,634	4,055
Blanket Mine third party suppliers - ZAR	306	234
Other prepayments	548	308
	14,537	6,748